Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share (EPS), Basic and Diluted

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Basic EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Basic EPS	0.74	0.94	(1.29)

Diluted EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Convertible debt interest	5	10	—
Net income (loss) attributable to parent company adjusted	655	840	(1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Dilutive effect of nonvested shares	3,771,729	3,555,806	—
Dilutive effect of convertible debt	17,073,640	27,180,653	—
Number of shares used in calculating diluted EPS	904,464,746	911,111,693	876,928,190
Diluted EPS	0.72	0.92	(1.29)